Note 19 - Long-term Debt and Financing (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
	Maturity	March 31, 2019	March 31, 2018
Credit facility (a)	September 1, 2020	$201,577	$122,115
Less: Debt issue costs (a)		(1,824)	(664)
Filter Group financing (b)		17,577	-
8.75% loan (c)	September 12, 2023	240,094	-
6.75% $100M convertible debentures (d)	March 31, 2023	87,520	85,760
6.75% $160M convertible debentures (e)	December 31, 2021	150,945	148,146
6.5% convertible bonds (f)	July 29, 2019	29,483	188,147
		725,372	543,504
Less: Current portion		(37,429)	(121,451)
		$687,943	$422,053

Disclosure of maturity of debt [text block]
	Less than 1 year	1–3 years	4–5 years	More than 5 years	Total

Credit facility (a)	$-	$201,577	$-	$-	$201,577
Filter Group financing (b)	9,217	8,987	1,186	-	19,390
8.75% loan (c)	-	-	270,801	-	270,801
6.75% $100M convertible debentures (d)	-	-	100,000	-	100,000
6.75% $160M convertible debentures (e)	-	-	160,000	-	160,000
6.5% convertible bonds (f)	29,933	-	-	-	29,933
	$39,150	$210,564	$531,987	$-	$781,701

Disclosure of reconciliation of liabilities arising from financing activities [text block]
	As at April 1, 2018	Cash inflows/ (outflows)	Foreign exchange	Non-cash changes	As at March 31, 2019

Credit facility (a)	$121,451	$77,638	$-	$664	$199,753
Filter Group financing (b)	-	17,577	-	-	17,577
8.75% loan (c)	-	236,934	4,553	(1,393)	240,094
6.75% $100M convertible debentures (d)	85,760	-	-	1,760	87,520
6.75% $160M convertible debentures (e)	148,146	-	-	2,799	150,945
6.5% convertible bonds (f)	188,147	(169,333)	3,508	7,161	29,483
	$543,504	$162,816	$8,061	$10,991	$725,372
Less: Current portion	(121,451)	-	-	-	(37,429)
	$422,053	$162,816	$8,061	$10,991	$687,943
	As at April 1, 2017	Cash inflows/ (outflows)	Foreign exchange	Non-cash changes	As at March 31, 2018

Credit facility (a)	$66,001	$53,857	$-	$1,593	$121,451
6.75% $100M convertible debentures (d)	-	95,869	-	(10,109)	85,760
6.75% $160M convertible debentures (e)	145,579	-	-	2,567	148,146
6.5% convertible bonds (f)	190,486	-	(6,101)	3,762	188,147
5.75% convertible debentures (g)	96,022	(100,000)	-	3,978	-
	$498,088	$49,726	$(6,101)	$1,791	$543,504
Less: Current portion	-	-	-	-	(121,451)
	$498,088	$49,726	$(6,101)	$1,791	$422,053

Disclosure of finance cost [text block]
	2019	2018
Credit facility (a)	$20,715	$12,883
Filter Group financing (b)	875	-
8.75% loan (c)	8,999	-
6.75% $100M convertible debentures (d)	8,819	497
6.75% $160M convertible debentures (e)	13,598	12,773
6.5% convertible bonds (f)	18,387	15,753
5.75% convertible debentures (g)	-	9,173
Collateral management and others (h)	16,679	4,893
	$88,072	$55,972